Equity - Non-controlling interests - Equity (Details) - EUR (€) € in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Credit part of equity attributable to non-controlling interests	€ 3,031	€ 3,183
Debit part of equity attributable to non-controlling interests	(11)	(11)
Total equity attributable to non-controlling interests	3,019	3,172
Group Orange Polska [Member]
Disclosure of classes of share capital [line items]
Credit part of equity attributable to non-controlling interests	1,269	1,250
Orange Cte d'Ivoire Group [member]
Disclosure of classes of share capital [line items]
Credit part of equity attributable to non-controlling interests	215	253
Orange Romania And Its Subsidiaries [Member]
Disclosure of classes of share capital [line items]
Credit part of equity attributable to non-controlling interests	192	217
Sonatel [member]
Disclosure of classes of share capital [line items]
Credit part of equity attributable to non-controlling interests	836	907
Orange Belgium [member]
Disclosure of classes of share capital [line items]
Credit part of equity attributable to non-controlling interests	154	155
Mdi Telecom And Its Subsidiaries [Member]
Disclosure of classes of share capital [line items]
Credit part of equity attributable to non-controlling interests	124	140
Jordan Telecom Groups [member]
Disclosure of classes of share capital [line items]
Credit part of equity attributable to non-controlling interests	€ 176	€ 193